Lease Prepayments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amortization of Leased Asset	$ 81	¥ 524	¥ 524	¥ 454
Finite-Lived Intangible Assets, Net	$ 2,842				¥ 18,406
Land Subject To Ground Leases Maturity Date Description	The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.	The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.